Shareholder Report, Holdings (Details) - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2026
Freddie Mac Pool, 5.00% 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fannie Mae Pool, 5.50% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Freddie Mac Pool, 5.00% 12/1/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States Treasury Note, 2.25% 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
United States Treasury Note, 4.00% 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fannie Mae Pool, 5.50% 9/1/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Freddie Mac Pool, 5.00% 7/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
eBay Inc, 4.00% 7/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fannie Mae Pool, 5.00% 10/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fannie Mae Pool, 5.00% 6/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Federal Agency Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
United States Treasury Notes Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Municipal Bonds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%